Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	CEO Pay(1)		Other NEO Pay(1)		Value of Initial Fixed $100 Investment Based On:	Net Income(5)
	Summary compensation table total for CEO(2)	Compensation actually paid to CEO(3)	Average summary compensation table total for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(3)	Total shareholder return(4)
2025	1,424,064	2,087,439	660,209	688,038	89	24,470,000
2024	1,266,422	2,001,237	751,936	933,301	103	(34,700,000)
2023	1,603,468	1,473,243	1,273,111	1,180,022	93	68,930,000

Named Executive Officers, Footnote
On November 1, 2022, Mr. McNulty was appointed Interim Chief Executive Officer and remained in that position through 2023 and into February 2024, at which time he was appointed as our Chief Executive Officer (our “CEO”). Our named executive officers other than our Chief Executive Officer (our “Other NEOs”) in 2023 were Ms. Hoover and Messrs. Soncini and Booth; in 2024 were Ms. Hoover and Messrs. Rasamny and Soncini; and in 2025 were Ms. Hoover and Messrs. Rasamny, Soncini and Zambito.

Adjustment To PEO Compensation, Footnote

Compensation actually paid to CEO and Other NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total	Stock Awards	Option Awards	Fair Value as of Year End of Awards Granted During Year that Remain Outstanding as of Year End(b)	Change in Fair Value from Prior Fiscal Year End through Current Fiscal Year End of Awards Granted in Prior Year that Remain Outstanding as of Year End(c)	Fair Value as of Vesting Date of Awards Granted During Year that Vest During Year(d)	Change in Fair Value from Prior Year End through Vesting Date of Awards Granted in Prior Year that Vest During Year(e)	Total Compensation “Actually Paid”
Current CEO
2025	1,424,064	—	—	—	672,448	—	(9,073)	2,087,439
2024	1,266,422	—	—	—	689,971	—	44,845	2,001,237
2023	1,603,468	(403,043)	—	342,718	(69,900)	—	—	1,473,243
Other NEOs
2025	660,209	—	—	—	50,307	—	(22,479)	688,038
2024	751,936	—	—	—	119,112	—	62,253	933,301
2023	1,273,111	(400,861)	(151,680)	488,618	(36,217)	—	7,051	1,180,022

(a)
Reflects, for our CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)
Reflects either (i) the change in fair value, with respect to our CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to December 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year. The grant date fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered improbable to be met, in 2024, the fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered probable to be met at the threshold level of performance, and in 2025, the fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered probable to be met at target level of performance.

(d)
Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(e)
Reflects either (i) the change in fair value, with respect to our CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 660,209	$ 751,936	$ 1,273,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 688,038	933,301	1,180,022
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to CEO and Other NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total	Stock Awards	Option Awards	Fair Value as of Year End of Awards Granted During Year that Remain Outstanding as of Year End(b)	Change in Fair Value from Prior Fiscal Year End through Current Fiscal Year End of Awards Granted in Prior Year that Remain Outstanding as of Year End(c)	Fair Value as of Vesting Date of Awards Granted During Year that Vest During Year(d)	Change in Fair Value from Prior Year End through Vesting Date of Awards Granted in Prior Year that Vest During Year(e)	Total Compensation “Actually Paid”
Current CEO
2025	1,424,064	—	—	—	672,448	—	(9,073)	2,087,439
2024	1,266,422	—	—	—	689,971	—	44,845	2,001,237
2023	1,603,468	(403,043)	—	342,718	(69,900)	—	—	1,473,243
Other NEOs
2025	660,209	—	—	—	50,307	—	(22,479)	688,038
2024	751,936	—	—	—	119,112	—	62,253	933,301
2023	1,273,111	(400,861)	(151,680)	488,618	(36,217)	—	7,051	1,180,022

(a)
Reflects, for our CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)
Reflects either (i) the change in fair value, with respect to our CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to December 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year. The grant date fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered improbable to be met, in 2024, the fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered probable to be met at the threshold level of performance, and in 2025, the fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered probable to be met at target level of performance.

(d)
Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(e)
Reflects either (i) the change in fair value, with respect to our CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative TSR
Total Shareholder Return Amount	$ 89	103	93
Net Income (Loss)	$ 24,470,000	$ (34,700,000)	68,930,000
PEO Name	Mr. McNulty	Mr. McNulty
Additional 402(v) Disclosure
Reflects, for our CEO, the total compensation reported in the Summary Compensation Table and for the Other NEOs, the average total compensation reported in the Summary Compensation Table in each of fiscal years indicated.
Represents the compensation actually paid to each of our CEO and the Other NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock (NASDAQ: ACTG) from December 31, 2022 through December 31 of each covered fiscal year 2023, 2024 and 2025 (each such period referred to herein as a measurement period). The cumulative total stockholder return on each series of our common stock is calculated by dividing (a) the sum of (i) the cumulative amount of dividends (assuming dividend reinvestment) over the applicable measurement period and (ii) the difference between (A) the share price on December 31 of the covered fiscal year and (B) the share price on December 31, 2022, and (b) the share price on December 31, 2022.
	Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.
Mr. McNulty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,424,064	$ 1,266,422	1,603,468
PEO Actually Paid Compensation Amount	2,087,439	2,001,237	$ 1,473,243
PEO Name			Mr. McNulty
PEO | Mr. McNulty [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	$ 342,718
PEO | Mr. McNulty [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	672,448	689,971	(69,900)
PEO | Mr. McNulty [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. McNulty [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,073)	44,845	0
PEO | Mr. McNulty [Member] | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(403,043)
PEO | Mr. McNulty [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	488,618
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,307	119,112	(36,217)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,479)	62,253	7,051
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(400,861)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (151,680)